COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of commitments and contingencies

At September 30, 2016, aggregate future minimum payments under the lease, including common area maintenance costs, are as follows:

2016	$49,027
2017	198,935
2018	204,585
2019	210,234
2020	106,530
Total	$769,311

At December 31, 2015, aggregate future minimum payments under the lease, including common area maintenance costs, are as follows:

2016	$193,285
2017	198,935
2018	204,585
2019	210,234
2020	106,530
Total	$913,569